Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 9,583	$ 10,099	$ 8,581
Short terms deposits	15,005	3,047	11,013
Accounts receivable	61	60	8
Inventory	693	630	167
Other current assets	564	281	443
Total current assets	25,906	14,117	20,212
NON-CURRENT ASSETS:
Contract fulfillment assets	1,435	1,495	1,675
Property and equipment, net	508	648	781
Operating lease right-of-use assets	346	307	482
Severance pay asset	268	328	396
Total non-current assets	2,557	2,778	3,334
TOTAL ASSETS	28,463	16,895	23,546
CURRENT LIABILITIES:
Accounts payable	365	297	103
Contract liabilities - short term	1,304	1,426	346
Operating lease liabilities - short term	195	199	256
Accrued compensation expenses	352	365	355
Related parties	8	58	39
Other accrued expenses	396	214	210
Total current liabilities	2,620	2,559	1,309
NON-CURRENT LIABILITIES:
Contract liabilities - long term	2,112	2,218	2,074
Operating lease liabilities - long term	94	64	203
Liability for severance pay	262	268	344
Total non-current liabilities	2,468	2,550	2,621
TOTAL LIABILITIES	5,088	5,109	3,930
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 300,000,000 shares authorized as of December 31, 2022 and December 31, 2021, 7,121,737 shares issued and outstanding as of December 31, 2022 and December 31, 2021	10	7	7
Additional paid-in capital	50,813	36,541	34,903
Accumulated deficit	(27,448)	(24,762)	(15,294)
TOTAL SHAREHOLDERS’ EQUITY	23,375	11,786	19,616
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 28,463	$ 16,895	$ 23,546